Other Payables, Including Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other payables, including derivatives [Abstract]
Schedule of Composition of Other Payables, Including Derivatives
	December 31,
	2018	2019
	NIS millions	NIS millions
Employees and related liabilities	116	109
Liability for voluntary retirement plan *	-	45
Government institutions	32	25
Interest payable	63	55
Accrued expenses	4	5
Deferred revenue	41	55
Derivative financial instruments	1	5
	257	299

*For additional details, see Note 31(G) regarding commitments